Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

7. INVENTORIES

Inventories consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Finished goods	107	4,115	574
	107	4,115	574
Less: provision for impairment of inventories	—	—	—
	107	4,115	574

During the six months ended June 30, 2024 and 2025, the Company recorded provision for impairment of inventories of nil and nil for the obsolete inventories in cost of revenues, respectively.